Earnings per Unit and Cash Distributions - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended
	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Apr. 30, 2013	Apr. 15, 2013	Jul. 31, 2014	Jun. 30, 2014
Distribution Made to Limited Partner [Line Items]
Percentage of interest held by general partner	2.00%		2.00%
Number of General Partner Units Outstanding			456,633
Distributions to each unitholder, Per unit		$ 0.752	$ 1.795
First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit			$ 0.43125
Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit			$ 0.46875
Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit			$ 0.5625
Minimum Quarterly Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distribution, per unit			$ 0.375
Annual Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distribution, per unit			$ 1.500
Additional Available Cash From Operating Surplus [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			98.00%
Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			85.00%
Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			75.00%
Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			50.00%
Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Earnings per unit, basic and diluted		$ 1.063	$ 1.369	[1]	$ 1.063	[1]
Percentage of limited partner interest			60.50%
Number of common units outstanding		8,567,500	13,807,500		8,567,500				640,000	4,600,000
Percentage of partnership's units			100.00%
Common Units [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			98.00%
Common Units [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			98.00%
Subordinated Units [Member]
Distribution Made to Limited Partner [Line Items]
Earnings per unit, basic and diluted		$ 1.065	$ 1.343	[1]	$ 1.065	[1]
Percentage of limited partner interest			37.50%
Number of common units outstanding		8,567,500	8,567,500		8,567,500
Percentage of partnership's units			100.00%
Subordinated Units [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			98.00%
General Partner Unit [Member]
Distribution Made to Limited Partner [Line Items]
Earnings per unit, basic and diluted		$ 1.063	$ 1.329	[1]	$ 1.063	[1]
Percentage of interest held by general partner			2.00%				2.00%
Number of General Partner Units Outstanding		349,694	456,633		349,694				13,062	93,877
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
IDR Holders [Member]
Distribution Made to Limited Partner [Line Items]
Earnings per unit, basic and diluted								$ 0
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			13.00%
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			23.00%
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			48.00%

[1]	Earnings per unit information for the year ended December 31, 2013 is in respect of the period from the closing of the IPO (April 15, 2013) to December 31, 2013.